Cash Flows Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 59,024,201	$ 2,102,001	$ 63,073,887	$ 39,092,238
Increase in other non-current assets	78,291	2,788	68,560	402,255
Decrease (increase) in other payables	3,029,162	107,876	(6,254,579)	1,942,259
Capitalized borrowing costs	(54,208)	(1,930)	(77,715)	(50,309)
Payments for property, plant and equipment	62,077,446	2,210,735	56,810,153	41,386,443
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	5,184,925	184,648	441,444	1,133,435
Decrease (increase) in other receivables	(735,812)	(26,204)	7,495	(5,791)
Proceeds from disposal of property, plant and equipment	4,449,113	158,444	448,939	1,127,644
Payments for investment properties
Purchase of investment properties			2,532	125,853
Capitalized borrowing costs				(89)
Proceeds from disposals of investment property	6,352	226	2,532	125,764
Payments for other intangible assets
Purchase of other intangible assets	982,655	34,995	1,350,908	537,659
Decrease in other payables			60,160	40,106
Purchase of intangible assets classified as investing activities	$ 982,655	$ 34,995	$ 1,411,068	$ 577,765